Note 19 - Income Taxes - Recognized Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Deferred tax assets	$ 23,191	$ 101,155
Offset of deferred income taxes	(22,550)	(101,040)
Net deferred income tax assets	641	115
Total deferred tax liability	(22,550)	(101,040)
Offset of deferred income taxes	22,550	101,040
Net deferred income tax liabilities
Mark to market gains (losses) on derivative instruments [member]
Statement Line Items [Line Items]
Deferred tax assets		3,097
Total deferred tax liability		(20,683)
Tax losses and excess of tax basis over book basis [member]
Statement Line Items [Line Items]
Deferred tax assets	23,191	98,058
Partnership income deferred for tax [member]
Statement Line Items [Line Items]
Total deferred tax liability		(3,542)
Book to tax differences on other assets [member]
Statement Line Items [Line Items]
Total deferred tax liability	(18,367)	(70,742)
Convertible debentures [member]
Statement Line Items [Line Items]
Total deferred tax liability	$ (4,183)	$ (6,073)